Investment in a Joint Venture (Details) - Schedule of investment in a joint venture - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment in a Joint Venture [Abstract]
Opening balance at 1 January	$ 48,142
Investment in joint venture	1,068,408	142,352
Group’s share of the joint venture’s loss for the year: Profit for the year	(283,055)	(94,210)
Investment at 31 December	$ 833,495	$ 48,142